Loans and Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Loans and Leases
Loans and Leases

3. Loans and Leases

As of September 30, 2016 and December 31, 2015, loans and leases were comprised of the following:

(dollars in thousands)	2016	2015
Commercial and industrial	$3,265,291	$3,057,455
Real estate:
Commercial	2,311,874	2,164,448
Construction	475,333	367,460
Residential	3,687,660	3,532,427
Total real estate	6,474,867	6,064,335
Consumer	1,469,220	1,401,561
Lease financing	187,177	198,679
Total loans and leases	$11,396,555	$10,722,030

Outstanding loan balances are reported net of unearned income, including net deferred loan costs of $21.9 million and $17.2 million at September 30, 2016 and December 31, 2015, respectively.

As of September 30, 2016, residential real estate loans totaling $2.0 billion were pledged to collateralize the Company’s borrowing capacity at the Federal Home Loan Bank of Des Moines (“FHLB”), and consumer and commercial and industrial loans totaling $935.6 million were pledged to collateralize the borrowing capacity at the Federal Reserve Bank of San Francisco (“FRB”). As of December 31, 2015, residential real estate loans totaling $2.5 billion were pledged to collateralize the Company’s borrowing capacity at the FHLB, and consumer and commercial and industrial loans totaling $814.2 million were pledged to collateralize the borrowing capacity at the FRB. Residential real estate loans collateralized by properties that were in the process of foreclosure totaled $4.0 million and $11.3 million at September 30, 2016 and December 31, 2015, respectively.

In the course of evaluating the credit risk presented by a customer and the pricing that will adequately compensate the Company for assuming that risk, management may require a certain amount of collateral support. The type of collateral held varies, but may include accounts receivable, inventory, land, buildings, equipment, income-producing commercial properties and residential real estate. The Company applies the same collateral policy for loans whether they are funded immediately or on a delayed basis. The loan and lease portfolio is principally located in Hawaii and, to a lesser extent, on the U.S. Mainland, Guam and Saipan. The risk inherent in the portfolio depends upon both the economic stability of the state or territories, which affects property values, and the financial strength and creditworthiness of the borrowers.

At September 30, 2016 and December 31, 2015, remaining loan and lease commitments were comprised of the following:

(dollars in thousands)	2016	2015
Commercial and industrial	$2,194,182	$2,262,712
Real estate:
Commercial	74,193	46,812
Construction	495,320	480,926
Residential	950,373	953,984
Total real estate	1,519,886	1,481,722
Consumer	1,465,486	1,448,336
Lease financing	16	104
Total loan and lease commitments	$5,179,570	$5,192,874

4. Loans and Leases

At December 31, 2015 and 2014, loans and leases were comprised of the following:

	December 31,
(dollars in thousands)	2015	2014
Commercial and industrial	$3,057,455	$2,697,142
Real estate:
Commercial	2,164,448	2,047,465
Construction	367,460	470,061
Residential	3,532,427	3,338,021
Total real estate	6,064,335	5,855,547
Consumer	1,401,561	1,226,603
Lease financing	198,679	244,298
Total loans and leases	$10,722,030	$10,023,590

Outstanding loan balances are reported net of unearned income, including net deferred loan costs of $17.2 million and $13.9 million at December 31, 2015 and 2014, respectively.

At December 31, 2015, residential real estate loans totaling $2.5 billion were pledged to collateralize the Company’s borrowing capacity at the FHLB, and consumer and commercial and industrial loans totaling $814 million were pledged to collateralize the borrowing capacity at the FRB. Residential real estate loans collateralized by 1‑4 unit properties that are in the process of foreclosure totaled $11.3 million at December 31, 2015.

In the course of evaluating the credit risk presented by a customer and the pricing that will adequately compensate the Company for assuming that risk, management may require a certain amount of collateral support. The type of collateral held varies, but may include accounts receivable, inventory, land, buildings, equipment, income‑producing commercial properties and residential real estate. The Company applies the same collateral policy for loans whether they are fun.ded immediately or on a delayed basis. The loan and lease portfolio is principally located in Hawaii and, to a lesser extent, in Guam and Saipan. The risk inherent in the portfolio depends upon both the economic stability of the state or territories, which affects property values, and the financial strength and creditworthiness of the borrowers.

The Company’s leasing activities consist primarily of leasing automobiles and commercial equipment. Lessees are responsible for all maintenance, taxes and insurance on the leased property.

The following lists the components of the net investment in financing leases:

	December 31,
(dollars in thousands)	2015	2014
Total minimum lease payments to be received	$228,280	$276,036
Estimated residual values of leased property	4,465	7,023
Unearned income	(34,066)	(38,761)
Net investment in financing leases	$198,679	$244,298

At December 31, 2015, the schedule of future minimum lease payments to be received was as follows:

Minimum Lease
(dollars in thousands)	Payments
Year ending December 31:
2016	$43,325
2017	48,347
2018	17,538
2019	13,291
2020	8,989
Thereafter	96,790
Total	$228,280

The Company is the lessor in various leveraged lease agreements under which light rail equipment with estimated economic lives ranging from 25 to 34 years are leased for terms up to 27 years. The Company’s equity investment typically represents approximately 20% of the purchase price, with the remaining percentage being furnished by third‑party financing in the form of long‑term debt that provides for no recourse against the Company and is secured by a first lien on the asset. The residual value of the asset is estimated at the beginning of the lease based on appraisals and other methods and is reviewed at least annually for impairment. At the end of the lease term, the lessee generally has the option of purchasing the asset or returning the asset to the Company. In some cases, other end‑of‑lease options may be available. Most of the Company’s leveraged leases contain an early buyout option allowing the lessee to purchase the asset and terminate the lease at a specified date during the lease term. For income tax purposes, the Company generally retains the tax benefit of depreciation and amortization on the leased property and interest deductions on the related long‑term debt. During the early years of the lease, tax deductions generally exceed lease rental income, resulting in reduced income tax payments. In the later years of the lease, rental income will exceed the deductions, resulting in higher income taxes payable. Deferred taxes are provided to reflect this timing difference in accordance with ASC 840. The majority of the Company’s leveraged leases are commonly referred to as Lease‑In, Lease‑Out and Sale‑In, Lease‑Out leases for which the Company and the Internal Revenue Service entered into binding settlement agreements in prior years. The effects of the settlements have been accounted for in accordance with ASC 840. In general, the settlement agreement accelerated taxable income into the earlier years of the lease and reduced the taxable income recognized in the later years of the lease, thereby lessening the timing benefit described above.

The Company’s net investment in leveraged leases, which is included in lease financing, was comprised of the following:

	December 31,
(dollars in thousands)	2015	2014
Rentals receivable, net of principal and interest on non‑recourse debt	$107,059	$151,791
Unearned and deferred income	(23,609)	(26,645)
Investment in leveraged leases	83,450	125,146
Deferred taxes arising from leveraged leases	(28,087)	(42,788)
Net investment in leveraged leases	$55,363	$82,358

Pretax income from leveraged leases amounted to $3.0 million and $7.2 million, and the related income tax expense was $1.2 million and $2.4 million, for the years ended December 31, 2015 and 2014, respectively.

At December 31, 2015 and 2014, loan and lease commitments were comprised of the following:

	December 31,
(dollars in thousands)	2015	2014
Commercial and industrial	$2,262,712	$2,063,472
Real estate:
Commercial	46,812	88,714
Construction	480,926	300,945
Residential	953,984	898,409
Total real estate	1,481,722	1,288,068
Consumer	1,448,336	1,425,862
Lease financing	104	444
Total loan and lease commitments	$5,192,874	$4,777,846